Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
Sales	$ 178,402	$ 28,557	$ 221,804	$ 566,240
Cost of goods sold	75,240	8,664	101,888	186,483
Gross Profit	103,162	19,893	119,916	379,757
Operating Expenses
Selling, general and administrative expenses	1,503,206	881,210	5,291,220	3,392,456
Research and development	42,249	35,583	91,762	19,541
Total Operating Expenses	1,545,455	916,793	5,382,982	3,411,997
Loss from operations	(1,442,293)	(896,900)	(5,263,066)	(3,032,240)
Other Income (expense)
Loss on settlement	(1,500)	0	(50,000)	(55,000)
Cost of warrants issued to induce warrant exercise	0	0	(62,414)	0
Loss on extinguishment of debt	0	0	(267,390)	0
Interest Income	406	1,274	3,483	8,535
Interest Expense	(19,159)	(101,521)	(387,254)	(458,179)
Total other income (expense)	(20,253)	(100,247)	(763,575)	(504,644)
Net Loss	$ (1,462,546)	$ (997,147)	$ (6,026,641)	$ (3,536,884)
Net loss per common share - basic and diluted	$ (0.07)	$ (0.06)	$ (0.32)	$ (0.24)
Weighted average shares outstanding - basic and diluted	22,128,048	16,672,024	18,637,833	15,018,756